Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Rental expenses	$ 29.1	$ 29.0	$ 29.7
Leased Equipment
Leases Disclosure [Line Items]
Minimum lease payments for operating leases, in 2013	20.8
Minimum lease payments for operating leases, in 2014	15.8
Minimum lease payments for operating leases, in 2015	11.6
Minimum lease payments for operating leases, in 2016	8.1
Minimum lease payments for operating leases, in 2017	5.6
Minimum lease payments for operating leases, thereafter	$ 3.2